[CAT FINANCIAL LETTTERHEAD]

VIA EDGAR AND FEDERAL EXPRESS

April 14, 2006

Sara D. Kalin

Branch Chief -- Legal

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Caterpillar Financial Funding Corporation
Registration Statement on Form S-3, File No. 333-132309
Response to Comment Letter dated April 5, 2006

Dear Ms. Kalin,

On behalf of Caterpillar Financial Funding Corporation, this letter responds to the comments in your letter dated April 5, 2006 relating to the above-referenced registration statement. The revisions to the registration statement, base prospectus and form of prospectus supplement described below are shown in the enclosed redlined copy of the Amendment No. 1 to registration statement filed herewith.

Registration Statement on Form S-3

General

1.

Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response: We confirm that each of the depositor and each issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor, with respect to asset-backed securities involving the same asset class, has been current and timely with Exchange Act reporting during the previous twelve months.

The following are the CIK Codes of the depositor and each such issuing entity established by the depositor that has filed reports under the Exchange Act during the previous twelve months. No other affiliates of the depositor have offered asset-backed

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April 14, 2006

securities involving the same asset class as those described in the registration statement during the last twelve months.

CIK Code

0001290851

0001324873

0000948409

2.

Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response: We confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus.

3.	Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response: We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

4.

When available, please provide us with a copy of your updated sale and servicing agreement, marked to show changes from the prior sale and servicing agreement, including any changes made to comply with Regulation AB.

Response: Enclosed is the updated form of sale and servicing agreement, marked to show changes from the sale and servicing agreement filed with the Commission in connection with the most recent transaction of the depositor (Caterpillar Financial Asset Trust 2005-A).

5.

We note from pages 6 and 46 that an asset pool may use several specific types of credit enhancement, as well as “other agreements with respect to third party payments or support,” and “other arrangements.” Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that

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April 14, 2006

the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to remove the catch-all language noted above.

Response: We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and have removed the general references noted above.

6.

We note that the asset pools will include finance leases. As your base prospectus does not appear to limit the percentage of an asset pool attributable to residual values, please either revise to confirm that residual values will not make up any portion of the securitized pool balance, or expand your disclosure to provide all of the information required by Item 1111(d) and to confirm that the portion of the securitized pool balance attributable to residual values for leases will not constitute 20% or more, as measured by dollar volume, as of the measurement date. Refer to Item III.A.2.e of Release No. 333-8518.

Response: Each finance lease that may be included in a transaction has a fixed residual value of $1.00, since at the expiration of the lease term, the lease expressly provides the lessee with the option to purchase the related financed equipment for a bargain purchase option price of $1.00. Accordingly, the residual value component of the related asset pool is minimal, and will never constitute 20% or more of the securitized pool balance. Given the de minimis nature of the residual value of the receivables, we believe that the additional information described in Item 1111(d) is not applicable. We have revised the base prospectus to describe the $1.00 purchase option.

Prospectus Supplement

General

7.

We encourage you, in an appropriate place, to provide a graphic illustration(s) of the flow of fluids and payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued notes. Refer to Item 1103(a)(3)(vi) of Regulation AB.

Response: We have added to the prospectus supplement, following the table of contents and preceding the summary, three graphic illustrations of the transaction parties, the flow of funds and payment priorities and allocations, including subordination features, to assist investors in understanding the payment flow on all classes of issued notes.

8.	We note from page 40 of the base prospectus that you contemplate using both pre-funding and revolving periods. Please provide bracketed language in the

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April 14, 2006

summary section of the prospectus supplement illustrating the form of disclosure you would provide for both of these features, if applicable. Refer to Item 1103(a)(5) of Regulation AB. Additionally, we note from your disclosure on pages 6 and 40 that the pre-funding account will not exceed 50% of the related trust property. Please revise to clarify that the pre-funding account will not exceed 50% of the proceeds of the offering. Refer to Item 1101(c)(3)(ii) of Regulation AB.

Response: We will not use a pre-funding or revolving period in any transaction and have revised the disclosure throughout the base prospectus and form of supplement accordingly.

9.

Your prospectus supplement currently includes two summary sections. Please revise to provide all of the information required by Item 1103 of Regulation AB in one summary section in order to avoid confusion and remove duplicative disclosure. In this regard, we note that you have included two summary discussions regarding servicing and administrative fees. Revise accordingly.

Response: We have moved the disclosure in the "Structural Summary" into the "Summary of Terms of the Notes" and deleted redundant summaries.

Cover Page

10.	Please identify the asset type(s) being securitized per Item 1102(c) of Regulation AB.

Response: We have revised the cover of the prospectus supplement to clarify that the receivables pool will be comprised of retail installment sale contracts and finance leases secured by new and used equipment.

11.

When referring to transaction parties, please use the terminology set out in Regulation AB. Please refer to Item 1101(f) of Regulation AB for the definition of issuing entity. In this regard, please revise your cover page, including the second sentence of the second paragraph in the box, to refer to the issuing entity, as opposed to the trust. Refer to Item 1102(d) of Regulation AB.

Response: We have revised the cover of the prospectus supplement to use the terminology set out in Regulation AB when referring to transaction parties.

12.	Please briefly describe any credit enhancement or other support for the transaction. Refer to Item 1102(h) of Regulation AB.

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April 14, 2006

Response: We have revised the cover of the prospectus supplement to describe any applicable credit enhancement or other support for the transaction.

Structural Summary, page S-7

13.

Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure. We note the credit enhancement and derivatives you contemplate using as described in the base prospectus. In this regard, please ensure that your bracketed disclosure confirms that you will provide all information required by Items 1114 and 1115 of Regulation AB with respect to third party support providers. Additionally, please include bracketed placeholders to confirm that you will identify any third parties providing credit support for 10% or more of the pool assets. Refer to Item 1103(a)(3)(ix) of Regulation AB.

Response: We have revised the prospectus supplement to include a bracketed placeholder for a description of other credit enhancement and any required disclosure pursuant to Items 1114 and 1115 of Regulation AB.

The Owner Trustee, page S-14

14.	Please expand your disclosure to provide information regarding the prior experience of the owner trustee. Refer to Item 1109(b) of Regulation AB.

Response: We have revised the prospectus supplement to include a bracketed placeholder to add additional information from the owner trustee regarding the trustee's prior experience.

The Receivables Pool, page S-16

15.

We note your disclosure at the top of page S-22. Please confirm that you will provide all applicable information required by Item 1112 of Regulation AB if any obligor is a “significant obligor” as defined by Item 1101(k).

Response: We confirm that we will provide all applicable information required by Item 1112 of Regulation AB if any obligor is a “significant obligor” as defined by Item 1101(k).

Use of Proceeds, page S-30

16.

If applicable, please expand your disclosure to provide the amount of expenses incurred in connection with the selection and acquisition of the pool assets payable from the offering proceeds. Refer to Item 1107(j) of Regulation AB.

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April 14, 2006

Response: No expenses incurred in connection with the selection and acquisition of the pool assets will be payable from the offering proceeds. Such amounts are paid by the sponsor or its affiliates from general operating capital.

Base Prospectus

Purchase of Receivables after the Closing Date, page 5

17.

While we note your disclosure regarding prefunding and revolving periods, the disclosure in this section indicates that the trust may purchase additional receivables during a funding “or other period as specified in the prospectus supplement.” Please revise to remove this catchall language and to confirm that you are referring only to a potential revolving period, or advise.

Response: We will not use a pre-funding or revolving period in any transaction. We have revised the disclosure accordingly..

Credit and Cash Flow Enhancement, page 45

18.	Please expand the disclosure in this section to provide a brief description of the types of credit enhancement you may use. Refer to Section 1114(a) of Regulation AB.

Response: We have expanded the disclosure to add brief descriptions of each type of credit enhancement that we may use.

19.	We note your reference to “swaps or other interest rate protection agreements.” Please revise to confirm that all derivatives you intend to use will be limited to interest or currency agreements.

Response: We confirm that all derivatives we intend to use will be limited to interest rate swap or cap agreements, and have revised the disclosure accordingly.

20.

We note from the second paragraph of this section that any form of credit enhancement may cover one or more series of notes. We also note from the third paragraph of this section that if a form of credit enhancement covers more than one series of notes, holders of notes will be subject to the risk that such credit enhancement will be exhausted by the claims of other covered series prior to receiving their share of coverage. Please provide us with a legal analysis as to why this arrangement is consistent with the definition of an asset-backed security.

Response: We have deleted this language. We confirm that no single item of credit enhancement will provide support for more than one series of notes.

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April 14, 2006

21.	Please revise to clarify in the third paragraph on page 46 that “another form of credit enhancement” available as a replacement will be limited to those specifically described in the base prospectus.

Response: We have revised the language in the third paragraph on page 46 to specify that “another form of credit enhancement” available as a replacement will be limited to those specifically described in the base prospectus.

Floating Rate Notes, page 34

22.

The base prospectus should specifically describe all indices that may be used to determine interest payments. Please delete any language that indicates additional indices may be added in the prospectus supplements.

Response: We have deleted the language as you requested.

Indexed Notes, page 35

23.

It appears that you contemplate linking payments on the securities to an index of securities or commodities. Please note that payments on securities based on the value of an equity or commodity would not meet the definition of an asset-backed security under Regulation AB. Refer to Item 1101(c)(1) of Regulation AB and the discussion of the definition of asset-backed security in Section III.A.2 of the Adopting Release for Regulation AB (Release Nos. 33-8518; 34-50905). Please delete the referenced sources or provide an analysis to explain bow such referenced sources would meet the definition of an asset-backed security under Regulation AB.

Response: We have deleted this language. We confirm that we will not link the payments on the securities to an index of securities or commodities.

Available Information, page 61

24.	Please update to reflect the SEC’s new address: 100 F Street, NE, Washington, D.C., 20549.

Response: We have revised the text to reflect the address you list above.

Part II

Undertakings, page II-4

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April 14, 2006

25.	Please provide the new undertakings required under revised Item 512(a) of Regulation S-K.

Response: We have included additional undertakings as appropriate.

*   *   *   *   *

If you have any additional specific comments or questions you would like to discuss, please contact our attorney, Dora Mao at Orrick, Herrington & Sutcliffe LLP, at 415-773-5628.

Very truly yours, /s/ James D. Duensing
James A. Duensing Treasurer
cc:	John Stickel
Greg Simon
Jeff Reese
Mark Levie
Dora Mao
Christian Ameri